Income Taxes - Company's loss before provision for income taxes (Details) - RENEO PHARMACEUTICALS INC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Domestic	$ (78,132)	$ (51,994)
Foreign	744	39
Net loss	$ (77,388)	$ (51,955)